Share-based payment arrangements - Measurement of fair value (Details)					12 Months Ended
	Apr. 01, 2023 shares	Apr. 01, 2022 shares	Apr. 01, 2021 shares	Apr. 01, 2020 shares	Dec. 31, 2025	Dec. 31, 2023 shares
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					75.00%
Percentage of awards subject to absolute total shareholder return					25.00%
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years	3 years
Vested awards (in shares)						88,127
Long term incentive plan 2020 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)				144,392
Long term incentive plan 2020 | Share-based Compensation Award, First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2020 | Share-based Compensation Award, Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2020 | Share-based Compensation Award, Third Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					75.00%
Percentage of awards subject to absolute total shareholder return					25.00%
Long term incentive plan 2022 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years			3 years
Vested awards (in shares)						110,730
Long term incentive plan 2022 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		163,022
Long term incentive plan 2022 | Share-based Compensation Award, First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2022 | Share-based Compensation Award, Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2022 | Share-based Compensation Award, Third Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					75.00%
Percentage of awards subject to absolute total shareholder return					25.00%
Long term incentive plan 2023 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years				3 years
Vested awards (in shares)						120,079
Long term incentive plan 2023 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	120,079					120,079
Long term incentive plan 2023 | Share-based Compensation Award, First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2023 | Share-based Compensation Award, Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2023 | Share-based Compensation Award, Third Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					75.00%
Percentage of awards subject to absolute total shareholder return					25.00%
Long term incentive plan 2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years		3 years
Vested awards (in shares)						131,529
Long term incentive plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)			193,387
Long term incentive plan 2021 | Share-based Compensation Award, First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2021 | Share-based Compensation Award, Second Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%
Long term incentive plan 2021 | Share-based Compensation Award, Third Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return					25.00%
Percentage of awards subject to absolute total shareholder return					8.33%